Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets, Net

	Goodwill	PPA*	Others	Total
	$ Thousands
Cost
Balance as at January 1, 2021	21,596	-	2,372	23,968
Acquisitions as part of business combinations	118,458	110,446	3,410	232,314
Acquisitions – self development	-	-	1,451	1,451
Disposals	-	-	-	-
Translation differences	158	-	237	395
	140,212	110,446	7,470	258,128

Amortization
Balance as at January 1, 2021	21,455	-	1,061	22,516
Amortization for the year	-	10,947	339	11,286
Disposals	-	-	-	-
Translation differences	-	-	44	44
Balance as at December 31, 2021	21,455	10,947	1,444	33,846

Carrying value
As at January 1, 2021	141	-	1,311	1,452
As at December 31, 2021	118,757	99,499	6,026	224,282

*Relates to the acquisition of CPV Keenan, which is part of the CPV Group. Refer to Note 10.A.1.i for further information.

	Goodwill	Others	Total
	$ Thousands
Cost
Balance as at January 1, 2020	21,586	1854	23,440
Acquisitions – self development	-	368	368
Disposals	-	(3)	(3)
Translation differences	10	153	163
	21,596	2,372	23,968

Amortization
Balance as at January 1, 2020	21,455	752	22,207
Amortization for the year	-	249	249
Disposals	-	(3)	(3)
Translation differences	-	63	63
Balance as at December 31, 2020	21,455	1,061	22,516

Carrying value
As at January 1, 2020	131	1,102	1,233

Schedule of Carrying Amounts of Intangible Assets
	As at December 31,
	2021	2020
	$ Thousands
Intangible assets with a finite useful life	105,525	1,311
Intangible assets with an indefinite useful life or not yet available for use	118,757	141
	224,282	1,452